Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	26.50%	26.50%
Deferred income tax asset	$ 5,012	$ 22,075
Undistributed earnings of non-Canadian resident subsidiaries	$ 2,370